                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment             [ ] Amendment Number : --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Longhorn Capital Partners, L.P.
Address:         1445 Ross Avenue
                 Suite 5000
                 Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kristopher N. Kristynik
Title:  Principal

Phone:  (214) 452-6260

Signature, Place, and Date of Signing:

/s/ Kristopher N. Kristynik     Dallas, TX                  February 14, 2012
---------------------------     ------------                -------------------
        (Signature)            (City, State)                      (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                          --------
Form 13F Information Table Entry Total:     26
                                          --------
Form 13F Information Table Value Total:   397,437  (thousands)
                                          --------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

     COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4             COLUMN 5          COLUMN 6   COLUMN 7            COLUMN 8
                           TITLE OF              VALUE     SHRS OR                    INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER            CLASS      CUSIP    (X1000)    PRN AMT   SH/PRN  PUT/CAL  DISCRETION  MANAGER       SOLE    SHARED  NONE
-----------------------    --------  ---------  --------   --------  ------  -------  ----------  -------   ---------   ------  ----
ACTIVISION BLIZZARD INC    COM       00507V109    1,231      99,900    SH      N/A       SOLE        --        99,900      0      0
AON CORP                   COM       037389103    3,058      65,350    SH      N/A       SOLE        --        65,350      0      0
CASH AMER INTL INC         COM       14754D100    4,530      97,150    SH      N/A       SOLE        --        97,150      0      0
CME GROUP INC              COM       12572Q105    2,778      11,400    SH      N/A       SOLE        --        11,400      0      0
DISCOVER FINL SVCS         COM       254709108      485      20,200    SH      N/A       SOLE        --        20,200      0      0
DOLLAR TREE INC            COM       256746108    1,467      17,650    SH      N/A       SOLE        --        17,650      0      0
ELECTRONIC ARTS INC        COM       285512109    2,184     106,000    SH      N/A       SOLE        --       106,000      0      0
EXPEDIA INC DEL            COM NEW   30212P303    1,355      46,675    SH      N/A       SOLE        --        46,675      0      0
GAMESTOP CORP NEW          CL A      36467W109    1,400      58,000    SH      N/A       SOLE        --        58,000      0      0
GEO GROUP INC              COM       36159R103    3,940     235,200    SH      N/A       SOLE        --       235,200      0      0
GOLDMAN SACHS GROUP INC    COM       38141G104    1,275      14,100    SH      N/A       SOLE        --        14,100      0      0
INTUIT                     COM       461202103    2,724      51,800    SH      N/A       SOLE        --        51,800      0      0
MARATHON OIL CORP          COM       565849106    2,909      99,400    SH      N/A       SOLE        --        99,400      0      0
MARATHON PETE CORP         COM       56585A102    2,230      67,000    SH      N/A       SOLE        --        67,000      0      0
MATTEL INC                 COM       577081102    2,693      97,000    SH      N/A       SOLE        --        97,000      0      0
OCCIDENTAL PETE CORP DEL   COM       674599105    3,520      37,564    SH      N/A       SOLE        --        37,564      0      0
PEPSICO INC                COM       713448108    1,785      26,900    SH      N/A       SOLE        --        26,900      0      0
QUALCOMM INC               COM       747525103    2,308      42,200    SH      N/A       SOLE        --        42,200      0      0
ROCK-TENN CO               CL A      772739207    2,133      36,968    SH      N/A       SOLE        --        36,968      0      0
SPDR S&P 500 ETF TR        TR UNIT   78462F103  317,920   2,533,226    SH      N/A       SOLE        --     2,533,226      0      0
SPDR S&P 500 ETF TR        TR UNIT   78462F103   18,825     150,000    PUT     N/A       SOLE        --       150,000      0      0
TRAVELERS COMPANIES INC    COM       89417E109    7,521     127,100    SH      N/A       SOLE        --       127,100      0      0
TRIPADVISOR INC            COM       896945201    1,177      46,675    SH      N/A       SOLE        --        46,675      0      0
TYCO INTERNATIONAL LTD     SHS       H89128104    2,905      62,200    SH      N/A       SOLE        --        62,200      0      0
WAL MART STORES INC        COM       931142103    2,857      47,800    SH      N/A       SOLE        --        47,800      0      0
WHITING PETE CORP NEW      COM       966387102    2,227      47,700    SH      N/A       SOLE        --        47,700      0      0